Post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Summary of fair value of plan assets
The proportions of the total fair value of assets in the pension plans for each asset class at the balance sheet date were:

	2021		2020
Equities	17.6%		21.1%
– Quoted		13.4%		17.9%
– Private		4.2%		3.2%
Bonds	60.2%		55.8%
– Government fixed income		23.2%		17.7%
– Government inflation-linked		9.5%		9.6%
– Corporate and other publicly quoted		20.6%		22.6%
– Private		6.9%		5.9%
Property	7.9%		7.5%
– Quoted property funds		3.4%		3.1%
– Unquoted property funds		4.5%		4.4%
Qualifying insurance policies	10.5%		11.3%
Cash & other	3.8%		4.3%
Total	100.0%		100.0%

Summary of maturity of defined benefit obligations	An approximate analysis of the maturity of the obligations is given in the table below:

	Pension benefits	Other benefits	2021 Total	2020 Total	2019 Total
Proportion relating to current employees	20%	17%	20%	21%	20%
Proportion relating to former employees not yet retired	12%	0%	11%	11%	12%
Proportion relating to retirees	68%	83%	69%	68%	68%
Total	100%	100%	100%	100%	100%
Average duration of obligations (years)	13.8	13.1	13.8	14.3	14.4

Summary of geographical distribution of defined benefit obligations
An approximate analysis of the geographic distribution of the obligations is given in the table below:

	Pension benefits	Other benefits	2021 Total	2020 Total	2019 Total
Canada	56%	48%	55%	53%	53%
UK	29%	2%	28%	28%	28%
US	8%	47%	10%	10%	10%
Switzerland	5%	0%	5%	5%	5%
Other	2%	3%	2%	4%	4%
Total	100%	100%	100%	100%	100%

Summary of total expense recognised in the income statement

	Pension benefits US$m	Other benefits US$m	2021 Total US$m	2020 Total US$m	2019 Total US$m
Current employer service cost for defined benefit plans	(159)	(8)	(167)	(137)	(125)
Past service cost	—	(2)	(2)	(2)	—
Settlement (losses)/gains	(3)	—	(3)	(1)	51
Net interest on net defined benefit liability	(28)	(24)	(52)	(49)	(58)
Non-investment expenses paid from the plans	(15)	—	(15)	(16)	(14)
Total defined benefit expense	(205)	(34)	(239)	(205)	(146)
Current employer service cost for defined contribution and industry-wide plans	(313)	(2)	(315)	(264)	(238)
Total expense recognised in the income statement	(518)	(36)	(554)	(469)	(384)

Summary of total amount recognised in other comprehensive income before tax

	2021 US$m	2020 US$m	2019 US$m
Actuarial gains/(losses)	655	(1,242)	(1,295)
Return on assets, net of interest on assets	371	768	1,033
Re-measurement gains/(losses) on pension and post-retirement healthcare plans	1,026	(474)	(262)

Summary of amount recognised in balance sheet	The following amounts were measured in accordance with IAS 19 at 31 December:

	Pension benefits US$m	Other benefits US$m	2021 Total US$m	2020 Total US$m
Total fair value of plan assets	14,700	—	14,700	14,905
Present value of obligations – funded	(14,462)	—	(14,462)	(15,731)
Present value of obligations – unfunded	(432)	(834)	(1,266)	(1,447)
Present value of obligations – total	(14,894)	(834)	(15,728)	(17,178)
Net deficit to be shown in the balance sheet	(194)	(834)	(1,028)	(2,273)
Comprising:
– Deficits	(1,264)	(834)	(2,098)	(3,055)
– Surpluses	1,070	—	1,070	782
Net deficits on pension plans	(194)	—	(194)	(1,305)
Unfunded post-retirement healthcare obligation	—	(834)	(834)	(968)

Summary of funding policy and contributions to plans

	Pension benefits US$m	Other benefits US$m	2021 Total US$m	2020 Total US$m	2019 Total US$m
Contributions to defined benefit plans	425	39	464	201	257
Contributions to defined contribution plans	309	2	311	261	235
Total	734	41	775	462	492

Summary of movement in net defined benefit liability
A summary of the movement in the net defined benefit liability is shown in the first table below. The subsequent tables provide a more detailed analysis of the movements in the present value of the obligations and the fair value of assets.

	Pension benefits US$m	Other benefits US$m	2021 Total US$m	2020 Total US$m
Change in the net defined benefit liability
Net defined benefit liability at the start of the year	(1,305)	(968)	(2,273)	(1,730)
Amounts recognised in income statement	(205)	(34)	(239)	(205)
Amounts recognised in other comprehensive income	898	128	1,026	(474)
Employer contributions	425	39	464	201
Assets transferred to defined contribution section	(4)	—	(4)	(3)
Currency exchange rate (loss)/gain	(3)	1	(2)	(62)
Net defined benefit liability at the end of the year	(194)	(834)	(1,028)	(2,273)

	Pension benefits US$m	Other benefits US$m	2021 Total US$m	2020 Total US$m
Change in present value of obligation
Present value of obligation at the start of the year	(16,210)	(968)	(17,178)	(15,653)
Current employer service costs	(159)	(8)	(167)	(137)
Past service cost	—	(2)	(2)	(2)
Settlements	380	—	380	6
Interest on obligation	(304)	(24)	(328)	(384)
Contributions by plan participants	(22)	—	(22)	(22)
Benefits paid	798	39	837	778
Experience gains	27	62	89	61
Changes in financial assumptions gain/(loss)	454	67	521	(1,442)
Changes in demographic assumptions gain/(loss)	46	(1)	45	139
Currency exchange rate gain/(loss)	96	1	97	(522)
Present value of obligation at the end of the year	(14,894)	(834)	(15,728)	(17,178)
42 Post-retirement benefits continued

	Pension benefits US$m	Other benefits US$m	2021 Total US$m	2020 Total US$m
Change in plan assets
Fair value of plan assets at the start of the year	14,905	—	14,905	13,923
Settlements	(383)	—	(383)	(7)
Interest on assets	276	—	276	335
Contributions by plan participants	22	—	22	22
Contributions by employer	425	39	464	201
Benefits paid	(798)	(39)	(837)	(778)
Non-investment expenses	(15)	—	(15)	(16)
Return on plan assets, net of interest on assets	371	—	371	768
Assets transferred to defined contribution section	(4)	—	(4)	(3)
Currency exchange rate (loss)/ gain	(99)	—	(99)	460
Fair value of plan assets at the end of the year	14,700	—	14,700	14,905

Summary of main assumptions rate for valuations of plans and sensitivity analysis
The main assumptions for the valuations of the plans under IAS 19 are set out below. Where there are multiple plans in a country the rates below are weighted-average figures.

	Canada	UK	US	Switzerland
At 31 December 2021
Discount rate	2.9%	1.9%	2.8%	0.3%
Inflation(a)	1.9%	3.4%	2.4%	0.9%
Rate of increase in pensions	0.3%	2.9%	—%	1.8%
Rate of increase in salaries	3.1%	4.2%	3.9%	1.9%
At 31 December 2020
Discount rate	2.5%	1.2%	2.2%	0.1%
Inflation(a)	1.6%	2.9%	2.1%	0.9%
Rate of increase in pensions	0.1%	2.5%	—%	0.5%
Rate of increase in salaries	2.8%	3.6%	3.6%	1.9%
(a)The inflation assumption shown for the UK is for the Retail Price Index. The assumption for the Consumer Price Index at 31 December 2021 was 2.7% (2020: 2.1%).

		2021		2020
		Approximate (increase)/decrease in obligations		Approximate (increase)/decrease in obligations
Assumption	Change in assumption	Pensions US$m	Other US$m	Pensions US$m	Other US$m
Discount rate	Increase of 0.5 percentage points	854	51	988	62
	Decrease of 0.5 percentage points	(915)	(55)	(1,186)	(66)
Inflation	Increase of 0.5 percentage points	(393)	(14)	(484)	(19)
	Decrease of 0.5 percentage points	374	13	450	17
Salary increases	Increase of 0.5 percentage points	(55)	(1)	(81)	(1)
	Decrease of 0.5 percentage points	54	1	72	1
Demographic – allowance for future improvements in longevity	Participants assumed to have the mortality rates of individuals who are one year older	441	15	520	19
	Participants assumed to have the mortality rates of individuals who are one year younger	(441)	(15)	(562)	(19)